Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 382,526,303	$ 328,571,205
Dividends	25,015,250	23,044,847
Investment income, net	407,541,553	351,616,052
Interest income on notes receivable from participants	4,086,441	3,641,771
Contributions, including rollover contributions:
Participant	165,458,346	164,249,805
Employer	50,272,322	46,518,234
Total contributions	215,730,668	210,768,039
Total additions to net assets	627,358,662	566,025,862
Deductions from net assets attributed to:
Benefits paid to participants	295,695,777	274,958,208
Administrative expenses	1,222,821	1,749,981
Total deductions	296,918,598	276,708,189
Net increase	330,440,064	289,317,673
Net assets available for benefits:
Beginning of year	3,009,149,389	2,719,831,716
End of year	$ 3,339,589,453	$ 3,009,149,389